CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Operating activities:
Net loss	¥ 62,669	$ 8,728	¥ 2,325	¥ (127,081)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,031	561	3,901	8,279
Loss/(gain) on disposal of plant and equipment	373	52	212	(3,642)
Gain on disposal of land use right				(6,426)
Loss on termination of business disposal				(106)
Gain on disposal of lease assets	(651)	(91)
Loss on disposal of subsidiaries and assets	(69,529)	(9,684)
Allowance for doubtful account	0		0	401
Allowance for due from related parties	500	70		3,789
Allowance for due from related party-noncurrent				40,540
Recovery on receivables	(10)	(1)		(189)
Recovery on Due from related parties			(2,131)
Impairment on intangible assets	2,204	307		87
Impairment on long-term equity investment	1,490	208	2,906	5,957
Impairment on land use rights				7,600
Impairment on plant and equipment				60,652
Inventory write off				7,976
Interest expense relief	(20,361)	(2,836)
Share-based compensation expense	1,163	162	1,038	10,952
Changes in operating assets and liabilities:
Accounts receivable	1,654	230	(359)	3,040
Due from related parties	4,842	674	3,183	(10,663)
Advances to suppliers	(51,458)	(7,167)	(14,223)	(4,616)
Inventories	(10,933)	(1,523)	2,072	1,414
Other current assets	(17,476)	(2,434)	(8,929)	(2,178)
Operating lease right-of-use assets, net	(350)	(49)
Other assets			83	14
Accounts payable	2,193	305	991	(427)
Due to growers			(6,269)
Due to related parties	18,856	2,626	(2,388)	1,588
Advances from customers	50,048	6,971	14,797	(18,847)
Income tax payable	0	0	(135)	(28)
Lease liabilities	241	34	(1,491)	(119)
Other long-term liabilities	(2,270)	(316)	(1,486)	(7,357)
Other payables and accrued expenses	17,318	2,414	9,194	4,313
Net cash provided by (used in) operating activities	(5,456)	(759)	3,291	(25,077)
Investing activities:
Proceeds from disposal of plant and equipment and land use right				(1,000)
Proceeds from other investment	1,000	139	1,520
Purchase of plant and equipment	(8,912)	(1,241)	(622)	(715)
Purchase of land use rights	(3,297)	(459)
Due from related party-noncurrent				1,706
Purchase of other investment			(2,000)	(1,200)
Cash from termination of second closing of disposal of commercial seed business (note 4)	(15)	(2)	0	0
Net cash (used in) provided by investing activities	(11,224)	(1,563)	(1,102)	(1,209)
Financing activities:
Proceeds from exercise of stock options	226	31	340	472
Proceeds from issuance of common stock	19,594	2,729	11,014	17,166
Proceeds from due to related parties				2,200
Repayment of due to related parties	(1,587)	(221)	(9,252)
Dividends paid to minority shareholders	(200)	(28)	(2,434)
Proceeds from capital contribution	4,900	682
Net cash provided by (used in) financing activities	22,933	3,193	(332)	19,838
Net (decrease) increase in cash and cash equivalents	6,253	871	1,857	(6,448)
Cash and cash equivalents, beginning of year	17,669	2,461	15,351	22,482
Effect of exchange rate changes on cash and cash equivalents	(214)	(30)	447	(816)
Restricted cash			14	133
Cash and cash equivalents, end of the year	23,708	3,302	17,669	15,351
Supplemental disclosures of cash flow information:
NCI capital contribution	5,575	776
Income taxes paid	0	0	0	0
Interest paid, net of interest capitalized	¥ 0	$ 0	¥ 0	¥ 0